CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS DEFICIT - USD ($)	Class A Common Stock Common Stock	Class B Common Stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Jul. 19, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jul. 19, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Value, New Issues		$ 690	24,310		25,000
Stock Issued During Period, Shares, New Issues		6,900,000
Cash paid in excess of fair value for Private Placement Warrants			2,383,287		2,383,287
Change in value of common stock subject to redemption			(2,407,597)	(26,217,823)	(28,625,420)
Net income (loss)				(4,084,500)	(4,084,500)
Balance at the end at Dec. 31, 2020	$ 0	$ 690	0	(30,302,323)	(30,301,633)
Balance at the end (in shares) at Dec. 31, 2020	0	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0	$ 0	0	5,909,731	5,909,731
Balance at the end at Mar. 31, 2021	$ 0	$ 690	0	(24,392,592)	(24,391,902)
Balance at the end (in shares) at Mar. 31, 2021	0	6,900,000
Balance at the beginning at Dec. 31, 2020	$ 0	$ 690	0	(30,302,323)	(30,301,633)
Balance at the beginning (in shares) at Dec. 31, 2020	0	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)					5,251,355
Balance at the end at Sep. 30, 2021	$ 0	$ 690	0	(25,050,968)	(25,050,278)
Balance at the end (in shares) at Sep. 30, 2021	0	6,900,000
Balance at the beginning at Dec. 31, 2020	$ 0	$ 690	0	(30,302,323)	(30,301,633)
Balance at the beginning (in shares) at Dec. 31, 2020	0	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Value, New Issues					25,000
Net income (loss)				9,207,884	9,207,884
Balance at the end at Dec. 31, 2021	$ 0	$ 690	0	(21,094,439)	(21,093,749)
Balance at the end (in shares) at Dec. 31, 2021	0	6,900,000
Balance at the beginning at Mar. 31, 2021	$ 0	$ 690	0	(24,392,592)	(24,391,902)
Balance at the beginning (in shares) at Mar. 31, 2021	0	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0	$ 0	0	(4,894,262)	(4,894,262)
Balance at the end at Jun. 30, 2021	$ 0	$ 690	0	(29,286,854)	(29,286,164)
Balance at the end (in shares) at Jun. 30, 2021	0	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0	$ 0	0	4,235,886	4,235,886
Balance at the end at Sep. 30, 2021	$ 0	$ 690	0	(25,050,968)	(25,050,278)
Balance at the end (in shares) at Sep. 30, 2021	0	6,900,000
Balance at the beginning at Dec. 31, 2021	$ 0	$ 690	0	(21,094,439)	(21,093,749)
Balance at the beginning (in shares) at Dec. 31, 2021	0	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0	$ 0	0	7,868,169	7,868,169
Balance at the end at Mar. 31, 2022	$ 0	$ 690	0	(13,226,270)	(13,225,580)
Balance at the end (in shares) at Mar. 31, 2022	0	6,900,000
Balance at the beginning at Dec. 31, 2021	$ 0	$ 690	0	(21,094,439)	(21,093,749)
Balance at the beginning (in shares) at Dec. 31, 2021	0	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)					18,811,924
Balance at the end at Sep. 30, 2022	$ 0	$ 690	0	(2,525,510)	(2,524,820)
Balance at the end (in shares) at Sep. 30, 2022	0	6,900,000
Balance at the beginning at Mar. 31, 2022	$ 0	$ 690	0	(13,226,270)	(13,225,580)
Balance at the beginning (in shares) at Mar. 31, 2022	0	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of Class A common stock subject to redemption (in shares)	0
Change in value of common stock subject to redemption	$ 0	$ 0	0	(242,995)	(242,995)
Net income (loss)	0	0	0	10,071,447	10,071,447
Balance at the end at Jun. 30, 2022	$ 0	$ 690	0	(3,397,818)	(3,397,128)
Balance at the end (in shares) at Jun. 30, 2022	0	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0	$ 0	0	872,308	872,308
Balance at the end at Sep. 30, 2022	$ 0	$ 690	$ 0	$ (2,525,510)	$ (2,524,820)
Balance at the end (in shares) at Sep. 30, 2022	0	6,900,000